Shareholders’ Equity (Details) - Schedule of warrant activity - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Shareholders’ Equity (Details) - Schedule of warrant activity [Line Items]
Warrants Outstanding, Beginning balance	1,853,170	641,157
Weighted Average Exercise Price, Beginning balance	$ 35.2	$ 49.6
Average Remaining Contractual Life, Beginning balance		3 years 29 days
Warrants Outstanding, Granted	1,793,125	1,215,788
Weighted Average Exercise Price, Granted	$ 3.2	$ 52
Average Remaining Contractual Life, Granted	4 years 11 months 12 days	4 years 7 days
Warrants Outstanding, Forfeited
Weighted Average Exercise Price, Forfeited
Average Remaining Contractual Life, Forfeited
Warrants Outstanding, Exercised		(3,775)
Weighted Average Exercise Price, Exercised		$ 22
Average Remaining Contractual Life, Exercised
Warrants Outstanding, Ending balance	3,646,295	1,853,170
Weighted Average Exercise Price, Ending balance	$ 19.43	$ 35.2
Average Remaining Contractual Life, Ending balance	3 years 6 months 21 days	2 years 11 months 26 days